SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
2025	$ 83,850	$ 66,300
2026	83,850	83,850
2027	83,850	83,850
2028	83,850	83,850
2028		83,850
Total payments	285,125	401,700
Amount representing interest	(27,451)	(49,135)
Total lease liability	357,674	352,565
Less current portion	(52,026)	(55,036)
Lease obligation – long term	305,648	$ 297,529
2024	$ 49,725